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                        SUPPLEMENT DATED AUGUST 28, 2003
                                       TO
                       MONY VARIABLE ACCOUNT A PROSPECTUS
                                DATED MAY 1, 2003

                                       For
                    Variable Universal Life Insurance Policy

                                    Issued by
                           MONY Life Insurance Company

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

In the section, "The Funds", for the Van Kampen UIF Global Value Equity Subaccount add Morgan Stanley Investment Management Limited as sub-adviser.

333-72714                                       14538 SL (Sup 8/28/03)
333-92312                                       14586 SL (Sup 8/28/03)
333-92320                                       14588 SL (Sup 8/28/03)
                                             14626 SL CD (Sup 8/28/03)
                                             14627 SL CD (Sup 8/28/03)
                                             14628 SL CD (Sup 8/28/03)